Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

The Company may (i) cause the cancellation of any Award, (ii) require reimbursement of any Award by a participant or beneficiary, and (iii) effect any other right of recoupment of equity or other compensation provided under the 2025 Plan or otherwise in accordance with any Company policies that currently exist or that may from time to time be adopted or modified in the future by the Company and/or under applicable law, including, without limitation, the Company’s Policy for the Recovery of Erroneously Awarded Compensation (each, a “Clawback Policy”). In addition, a participant may be required to repay to the Company certain previously paid incentive compensation under the 2025 Plan or an Award agreement or otherwise, in accordance with any Clawback Policy. By accepting an Award, a participant is also agreeing to be bound by any existing or future Clawback Policy adopted by the Company, or any amendments that may from time to time be made to any Clawback Policy in the future by the Company in its discretion (including, without limitation, any Clawback Policy adopted or amended to comply with applicable law or stock exchange requirements) and is further agreeing that all of the participant’s Award agreements may be unilaterally amended by the Company, without the participant’s consent, to the extent that the Company in its discretion determines to be necessary or appropriate to comply with any Clawback Policy.